Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	¥ 203,536,643
Transfer into Level 3			¥ 1,063,000
Assets	208,114,647	¥ 203,536,643
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	4,023,439	5,486,954	3,005,576
Additions	1,466,648	1,385,507	2,719,547
Transfer into Level 3	0	0	1,062,703
Disposal	(1,202,902)	(1,276,834)	(1,020,562)
Gains or losses recognized in profit or loss	1,010,256	(1,572,188)	(280,310)
Assets	¥ 5,297,441	¥ 4,023,439	¥ 5,486,954